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                          NEUBERGER BERMAN EQUITY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                Institutional Class Shares and Trust Class Shares

                             DATED SEPTEMBER 1, 2006

                      Neuberger Berman ALL CAP GROWTH Fund
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              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700



     Neuberger Berman ALL CAP GROWTH Fund ("Fund") is a mutual fund that offers shares pursuant to Prospectuses dated September 1, 2006.

     The Prospectus for your share class provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectuses carefully before investing.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2006 Neuberger Berman Management Inc. All rights reserved.

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                                TABLE OF CONTENTS

                                                                          Page

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Cash Management and Temporary Defensive Positions......................3

PERFORMANCE INFORMATION.....................................................18
      Average Annual Total Return Computations..............................18
      Average Annual Total Return After Taxes On Distributions..............19
      Average Annual Total Return After Taxes On Distributions and Sale
        of Fund Shares......................................................19

CERTAIN RISK CONSIDERATIONS.................................................19

TRUSTEES AND OFFICERS.......................................................19


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................36
      Investment Manager and Administrator..................................36
      Sub-adviser...........................................................38
      Portfolio Manager Information.........................................39
      Investment Companies Managed..........................................41
      Codes of Ethics.......................................................44
      Management and Control of NB Management and Neuberger Berman..........44

DISTRIBUTION ARRANGEMENTS...................................................44
      Distribution Plan.....................................................45

ADDITIONAL PURCHASE INFORMATION.............................................46
      Share Prices and Net Asset Value......................................46
      Automatic Investing and Dollar Cost Averaging.........................48

ADDITIONAL EXCHANGE INFORMATION.............................................48

ADDITIONAL REDEMPTION INFORMATION...........................................54
      Suspension of Redemptions.............................................54
      Redemptions in Kind...................................................54

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................54

ADDITIONAL TAX INFORMATION..................................................55
      Taxation of the Fund..................................................55
      Taxation of the Fund's Shareholders...................................58

FUND TRANSACTIONS...........................................................59
      Commission Recapture Program and Expense Offset Arrangement...........62
      Portfolio Turnover....................................................62
      Proxy Voting..........................................................62

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PORTFOLIO HOLDINGS DISCLOSURE...............................................63

REPORTS TO SHAREHOLDERS.....................................................66

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................66

CUSTODIAN AND TRANSFER AGENT................................................67

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................67

LEGAL COUNSEL...............................................................67

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................67

REGISTRATION STATEMENT......................................................67

APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...............A-1

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                             INVESTMENT INFORMATION

     The Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

     The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

            (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

            (2)   a majority of the outstanding shares of the Fund.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

     Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

     The  following   investment  policies  and  limitations  of  the  Fund  are fundamental:

     1.   BORROWING.   The Fund may not borrow  money,  except that the Fund may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

     3. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than

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securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities.

     5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

     The Fund has the following fundamental investment policy:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     The following investment policies and limitations are non-fundamental and apply to the Fund as follows:

     1. BORROWING. The Fund may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

     3. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term

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credits as are necessary for the  clearance of securities  transactions.  Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      4. FOREIGN SECURITIES. The Fund may not invest more than 10% of the value of its total assets in securities denominated in foreign currency.

     These policies do not limit investment in American Depository Receipts ("ADRs") and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.

      5. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      6. EQUITY SECURITIES. The Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Fund Trustees will not change this policy without at least 60 days' notice to shareholders. As used in this policy, "net assets" means net assets plus the amount of any borrowing for investment purposes.

CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

     Pursuant to an exemptive order received from the SEC, the Fund also may invest in shares of a money market fund and an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Investments of uninvested cash in shares of registered money market funds managed by NB Management or an affiliate are limited to amounts not exceeding 25% of the investing fund's total assets.

Additional Investment Information
---------------------------------


     The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectuses. It may not buy all of the types of securities or use all of the investment techniques that are described.


     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities

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may also include  commercial  paper under section 4(2) of the 1933 Act, and Rule
144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Fund are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions that could be costly to the Fund.

     POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.


     SECURITIES LOANS. The Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the
conditions of an SEC exemptive order, the Fund can loan securities   through  a


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separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Fund may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

POLICIES AND LIMITATIONS. The Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Cash Management and Temporary Defensive Positions" for information on how the cash collateral may be invested. A Fund does not count the collateral for purposes of any investment policy or limitation that requires that Fund to invest specific percentages of its assets in accordance with its principal investment program.


     RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

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     POLICIES AND  LIMITATIONS.  Reverse  repurchase  agreements  are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

     FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund's rights as an investor.

     The Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

     Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

     Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a

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portion  of the  assets  of the Fund are  uninvested  and no  return  is  earned thereon.  The inability of the Fund to make intended  security  purchases due to
settlement  problems  could  cause  the  Fund  to  miss  attractive   investment
opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

     The Fund may invest in ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and International Depository Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

     POLICIES AND LIMITATIONS. To limit the risks inherent in investing in foreign currency denominated securities, the Fund may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within those limitations, however, the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

     Investments in securities of foreign issuers are subject to the Fund's quality standards. The Fund may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

     TECHNOLOGY SECURITIES. These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which

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may increase their volatility.  Competitive pressures in the  technology-related industries also may have a significant effect on the performance of technology securities.

     The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES AND
               INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

     FUTURES CONTRACTS AND OPTIONS THEREON. For purposes of managing cash flow, the Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

     U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

     Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

     "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing the NAV, the Fund marks to market the value of its open futures positions. The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

     Although the Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

     Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could have an adverse impact on the NAV of the Fund.

     Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently.

Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter party to a contract executed on a DTEF.

     Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under that act.

     POLICIES AND LIMITATIONS. The Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the Portfolio Managers may use such futures and options to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

     When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

     The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

     If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

     When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

     POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on securities. The Fund may also write covered call options and may purchase call options in related closing transactions. The Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

     The Fund would purchase a call option to offset a previously written call option.

     GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

     Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counter party, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter party's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

     The premium the Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

     The  Fund  pays  brokerage   commissions  or  spreads  in  connection  with
purchasing or writing options, including those used to close out existing positions.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

     POLICIES AND LIMITATIONS. The Fund may use American-style options.

     The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid and thus subject to the Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

     The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

     Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

     POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Fund will be listed and traded on an exchange.

     FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Fund also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

     The Fund enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Fund does not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

     Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

     At the consummation of a forward contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

     NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

     However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

     POLICIES AND LIMITATIONS. The Fund may enter into forward contracts for the purpose of hedging and not for speculation.

     OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies.

     Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

     REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. If the Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

     COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

     Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

     POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

     GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Fund's use of Financial Instruments will be successful.

     The Fund's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if it is to qualify as a RIC. See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

     POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

     FIXED INCOME SECURITIES. While the emphasis of the Fund's investment programs is on common stocks and other equity securities, the Fund may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Fund may invest in investment grade corporate bonds and debentures. The debt securities in which the Fund may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes.

     U.S.  Government  Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

     "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

     The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

     Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

     Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

     POLICIES AND LIMITATIONS. The Fund normally may invest up to 20% of its total assets in debt securities.

     Subsequent to its purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Fund. The Fund will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Fund's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

     POLICIES AND LIMITATIONS. The Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

     The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

     POLICIES AND LIMITATIONS. Convertible debt securities are subject to the Fund's investment policies and limitations concerning fixed income securities.

     PREFERRED STOCK. The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     OTHER INVESTMENT COMPANY SECURITIES. The Fund may invest in shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     As a shareholder in an investment company, the Fund would indirectly bear its PRO RATA share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


     POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management of its affiliates for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and
(iii) 10% of the Fund's total assets in the aggregate. The Fund may also invest in an unregistered fund managed by NB Management or its affiliates as noted in the section entitled "Cash Management and Temporary Defensive Positions."


     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.


                             PERFORMANCE INFORMATION

     The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

Average Annual Total Return Computations
----------------------------------------

     The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)  = ERV

     Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

     NB Management may from time to time waive a portion of its fees due from the Fund or reimburse the Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectuses and in "Investment Management and Administration Services" below.

Average Annual Total Return After Taxes On Distributions
--------------------------------------------------------

     An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              D


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return After Taxes On Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------

     An average annual rate of return after taxes on distribution and sale of Fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions and sale of Fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T)  = ATV
                                              DR


                           CERTAIN RISK CONSIDERATIONS

     Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.


                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information About the Board of Trustees
---------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF
                                                                        PORTFOLIOS IN        OTHER DIRECTORSHIPS
                     POSITION AND                                       FUND COMPLEX          HELD OUTSIDE FUND
NAME, AGR, AND        LENGTH OF                                         OVERSEEN BY           COMPLEX BY FUND
ADDRESS(1)           TIME SERVED(2)     PRINCIPAL OCCUPATION(S)(3)     FUND TRUSTEE(4)            TRUSTEE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------
John Cannon (76)    Trustee since   Consultant; formerly,                   51                  Independent
                        2000        Chairman, CDC                                               Trustee or
                                    Investment Advisers                                         Director of
                                    (registered                                                 three series
                                    investment adviser),                                        of Oppenheimer
                                    1993 to January 1999;                                       Funds: Limited
                                    formerly, President                                         Term New York
                                    and Chief Executive                                         Municipal
                                    Officer, AMA                                                Fund,
                                    Investment Advisors,                                        Rochester Fund
                                    an affiliate of the                                         Municipals,
                                    American Medical                                            and
                                    Association.                                                Oppenheimer
                                                                                                Convertible
                                                                                                Securities
                                                                                                Fund since
                                                                                                1992.

---------------------------------------------------------------------------------------------------------------
Faith Colish (70)   Trustee since  Counsel, Carter                          51                  Advisory
                        1982       Ledyard & Milburn LLP                                        Director, ABA
                                   (law firm) since                                             Retirement
                                   October 2002;                                                Funds
                                   formerly,                                                    (formerly,
                                   Attorney-at-Law and                                          American Bar
                                   President, Faith                                             Retirement
                                   Colish, A                                                    Association
                                   Professional                                                 (ABRA)) since
                                   Corporation, 1980 to                                         1997
                                   2002.                                                        (not-for-profit
                                                                                                membership
                                                                                                association).

---------------------------------------------------------------------------------------------------------------
C. Anne Harvey      Trustee since  President,                               51                  Formerly,
(69)                    2000       C.A. Harvey                                                  President,
                                   Associates since                                             Board of
                                   October 2001;                                                Associates to
                                   formerly, Director,                                          The National
                                   AARP, 1978 to                                                Rehabilitation
                                   December 2001.                                               Hospital's
                                                                                                Board of
                                                                                                Directors,
                                                                                                2001 to 2002;
                                                                                                formerly,
                                                                                                Member,
                                                                                                Individual
                                                                                                Investors
                                                                                                Advisory
                                                                                                Committee to
                                                                                                the New York
                                                                                                Stock Exchange
                                                                                                Board of
                                                                                                Directors,
                                                                                                1998 to June
                                                                                                2002.
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF
                                                                        PORTFOLIOS IN        OTHER DIRECTORSHIPS
                     POSITION AND                                       FUND COMPLEX          HELD OUTSIDE FUND
NAME, AGE, AND        LENGTH OF                                         OVERSEEN BY           COMPLEX BY FUND
ADDRESS(1)           TIME SERVED(2)     PRINCIPAL OCCUPATION(S)(3)     FUND TRUSTEE(4)            TRUSTEE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Robert A. Kavesh    Trustee since   Marcus Nadler                           51                  Director, The
(78)                    2000        Professor Emeritus of                                       Caring
                                    Finance and                                                 Community
                                    Economics, New York                                         (not-for-profit);
                                    University Stern                                            formerly,
                                    School of Business;                                         Director, DEL
                                    formerly, Executive                                         Laboratories,
                                    Secretary-Treasurer,                                        Inc.
                                    American Finance                                            (cosmetics and
                                    Association, 1961 to                                        pharmaceuticals),
                                    1979.                                                       1978 to 2004;
                                                                                                formerly,
                                                                                                Director,
                                                                                                Apple Bank for
                                                                                                Savings, 1979
                                                                                                to 1990;
                                                                                                formerly,
                                                                                                Director,
                                                                                                Western
                                                                                                Pacific
                                                                                                Industries,
                                                                                                Inc., 1972 to
                                                                                                1986 (public
                                                                                                company).

---------------------------------------------------------------------------------------------------------------
Howard A. Mileaf    Trustee since   Retired; formerly,                      51                  Director,
(69)                    1984        Vice President and                                          Webfinancial
                                    General Counsel,                                            Corporation
                                    WHX Corporation                                             (holding
                                    (holding company),                                          company) since
                                    1993 to 2001.                                               December 2002;
                                                                                                formerly,
                                                                                                Director WHX
                                                                                                Corporation
                                                                                                (holding
                                                                                                company),
                                                                                                January 2002
                                                                                                to June 2005;
                                                                                                formerly,
                                                                                                Director,
                                                                                                State Theatre
                                                                                                of New Jersey
                                                                                                (not-for-profit
                                                                                                theater), 2000
                                                                                                to 2005;
                                                                                                formerly,
                                                                                                Director,
                                                                                                Kevlin
                                                                                                Corporation
                                                                                                (manufacturer
                                                                                                of microwave
                                                                                                and other
                                                                                                products).

---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF
                                                                        PORTFOLIOS IN        OTHER DIRECTORSHIPS
                     POSITIOM AND                                       FUND COMPLEX          HELD OUTSIDE FUND
NAME, AGE, AND        LENGTH OF                                         OVERSEEN BY           COMPLEX BY FUND
ADDRESS(1)           TIME SERVED(2)     PRINCIPAL OCCUPATION(S)(3)     FUND TRUSTEE(4)            TRUSTEE
---------------------------------------------------------------------------------------------------------------
Edward I. O'Brien   Trustee since   Formerly, Member,                       51                  Director, Legg
(77)                   1993         Investment Policy                                           Mason, Inc.
                                    Committee, Edward                                           (financial
                                    Jones, 1993 to 2001;                                        services
                                    President, Securities                                       holding
                                    Industry Association                                        company) since
                                    ("SIA") (securities                                         1993;
                                    industry's                                                  formerly,
                                    representative in                                           Director,
                                    government relations                                        Boston
                                    and regulatory                                              Financial
                                    matters at the                                              Group (real
                                    federal and state                                           estate and tax
                                    levels),  1974 to                                           shelters),
                                    1992; Adviser to SIA,                                       1993 to 1999.
                                    November 1992 to
                                    November 1993.

---------------------------------------------------------------------------------------------------------------
William E. Rulon    Trustee since   Retired; formerly,                      51                  Formerly,
(73)                    1986        Senior Vice                                                 Director,
                                    President, Foodmaker,                                       Pro-Kids Golf
                                    Inc. (operator and                                          and Learning
                                    franchiser of                                               Academy (teach
                                    restaurants) until                                          golf and
                                    January 1997.                                               computer usage
                                                                                                to "at risk"
                                                                                                children),
                                                                                                1998 to 2006;
                                                                                                formerly,
                                                                                                Director,
                                                                                                Prandium, Inc.
                                                                                                (restaurants),
                                                                                                March 2001 to
                                                                                                July 2002.

---------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan   Trustee since   Founding General                        51                  None.
(74)                    1982        Partner, Oxford
                                    Partners and Oxford
                                    Bioscience Partners
                                    (venture capital
                                    investing) and
                                    President, Oxford
                                    Venture Corporation
                                    since 1981.
---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF
                                                                        PORTFOLIOS IN        OTHER DIRECTORSHIPS
                     POSITION AND                                       FUND COMPLEX          HELD OUTSIDE FUND
NAME, AGE, AND        LENGTH OF                                         OVERSEEN BY           COMPLEX BY FUND
ADDRESS(1)           TIME SERVED(2)     PRINCIPAL OCCUPATION(S)(3)     FUND TRUSTEE(4)            TRUSTEE
---------------------------------------------------------------------------------------------------------------
Tom D. Seip (56)   Trustee since    General Partner, Seip                 51                    Director, H&R
                    2000; Lead      Investments LP (a                                           Block, Inc.
                   Independent      private investment                                          (financial
                     Trustee        partnership);                                               services
                   beginning        formerly, President                                         company) since
                      2006          and CEO, Westaff,                                           May 2001;
                                    Inc. (temporary                                             Director,
                                    staffing), May 2001                                         America One
                                    to January 2002;                                            Foundation
                                    formerly, Senior                                            since 1998;
                                    Executive at the                                            formerly,
                                    Charles Schwab                                              Director,
                                    Corporation, 1983 to                                        Forward
                                    1999, including Chief                                       Management,
                                    Executive Officer,                                          Inc. (asset
                                    Charles Schwab                                              management
                                    Investment                                                  company), 1999
                                    Management, Inc. and                                        to 2006;
                                    Trustee, Schwab                                             formerly
                                    Family of Funds and                                         Director,
                                    Schwab Investments,                                         E-Bay
                                    1997 to 1998, and                                           Zoological
                                    Executive Vice                                              Society, 1999
                                    President-Retail                                            to 2003;
                                    Brokerage, Charles                                          formerly,
                                    Schwab Investment                                           Director,
                                    Management,1994 to                                          General Magic
                                    1997.                                                       (voice
                                                                                                recognition
                                                                                                software),
                                                                                                2001 to 2002;
                                                                                                formerly,
                                                                                                Director,
                                                                                                E-Finance
                                                                                                Corporation
                                                                                                (credit
                                                                                                decisioning
                                                                                                services),
                                                                                                1999 to 2003;
                                                                                                formerly,
                                                                                                Director,
                                                                                                Save-Daily.com
                                                                                                (micro
                                                                                                investing
                                                                                                services),
                                                                                                1999 to 2003.

---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF
                                                                        PORTFOLIOS IN        OTHER DIRECTORSHIPS
                     POSITION AND                                       FUND COMPLEX          HELD OUTSIDE FUND
NAME, AGE AND         LENGTH OF                                         OVERSEEN BY           COMPLEX BY FUND
ADDRESS(1)           TIME SERVED(2)     PRINCIPAL OCCUPATION(S)(3)     FUND TRUSTEE(4)            TRUSTEE
---------------------------------------------------------------------------------------------------------------
Candace L. Straight  Trustee since    Private investor and                  51                  Director,
(58)                     2000         consultant                                                National
                                      specializing in the                                       Atlantic
                                      insurance industry;                                       Holdings
                                      formerly, Advisory                                        Corporation
                                      Director, Securitas                                       (property and
                                      Capital LLC (a global                                     casualty
                                      private equity                                            insurance
                                      investment firm                                           company) since
                                      dedicated to making                                       2004;
                                      investments in the                                        Director, The
                                      insurance sector),                                        Proformance
                                      1998 to December 2003.                                    Insurance
                                                                                                Company
                                                                                                (personal
                                                                                                lines property
                                                                                                and casualty
                                                                                                insurance
                                                                                                company) since
                                                                                                March 2004;
                                                                                                formerly,
                                                                                                Director,
                                                                                                Providence
                                                                                                Washington
                                                                                                Insurance
                                                                                                Company
                                                                                                (property and
                                                                                                casualty
                                                                                                insurance
                                                                                                company),
                                                                                                December 1998
                                                                                                to March 2006;
                                                                                                formerly,
                                                                                                Director,
                                                                                                Summit Global
                                                                                                Partners
                                                                                                (insurance
                                                                                                brokerage
                                                                                                firm, 2000 to
                                                                                                2005.

---------------------------------------------------------------------------------------------------------------
Peter P. Trapp (61)  Trustee since    Regional Manager for                  51                  None.
                         2000         Mid-Southern Region,
                                      Ford Motor Credit
                                      Company since
                                      September 1997;
                                      formerly, President,
                                      Ford Life Insurance
                                      Company, April 1995
                                      to August 1997.

---------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF
                                                                        PORTFOLIOS IN        OTHER DIRECTORSHIPS
                     POSITION AND                                       FUND COMPLEX          HELD OUTSIDE FUND
NAME, AGE, AND        LENGTH OF                                         OVERSEEN BY           COMPLEX BY FUND
ADDRESS(1)           TIME SERVED(2)     PRINCIPAL OCCUPATION(S)(3)     FUND TRUSTEE(4)            TRUSTEE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------------------------------------------------------------------------------
Jack L. Rivkin*     President and       Executive Vice                      51                  Director, Dale
(66)                Trustee since       President and Chief                                     Carnegie and
                       2002             Investment Officer,                                     Associates,
                                        Neuberger Berman Inc.                                   Inc. (private
                                        (holding company)                                       company) since
                                        since 2002 and 2003,                                    1998;
                                        respectively;                                           Director,
                                        Managing Director and                                   Solbright,
                                        Chief Investment                                        Inc. (private
                                        Officer, Neuberger                                      company) since
                                        Berman since December                                   1998.
                                        2005 and 2003,
                                        respectively;
                                        formerly, Executive
                                        Vice President,
                                        Neuberger Berman,
                                        December 2002 to
                                        2005; Director and
                                        Chairman,
                                        NB Management since
                                        December 2002;
                                        formerly, Executive
                                        Vice President,
                                        Citigroup
                                        Investments, Inc.,
                                        September 1995 to
                                        February 2002;
                                        formerly, Executive
                                        Vice President,
                                        Citigroup Inc.,
                                        September 1995 to
                                        February 2002.
---------------------------------------------------------------------------------------------------------------
Peter E. Sundman*  Chairman of          Executive Vice                      51                  Director and
(47)                the Board,          President, Neuberger                                    Vice
                     Chief              Berman Inc. (holding                                    President,
                   Executive            company) since 1999;                                    Neuberger &
                   Officer and          Head of Neuberger                                       Berman Agency,
                  Trustee since         Berman Inc.'s Mutual                                    Inc. since
                      1999              Funds Business (since                                   2000;
                                        1999) and                                               formerly,
                                        Institutional                                           Director,
                                        Business (1999 to                                       Neuberger
                                        October 2005);                                          Berman Inc.
                                        responsible for                                         (holding
                                        Managed Accounts                                        company),
                                        Business and                                            October 1999
                                        intermediary                                            to March 2003;
                                        distribution since                                      Trustee, Frost
                                        October 1999;                                           Valley YMCA;
                                        President and                                           Trustee,
                                        Director, NB                                            College of
                                        Management since                                        Wooster.
                                        1999; Managing
                                        Director, Neuberger
                                        Berman since 2005;
                                        formerly, Executive
                                        Vice President,
                                        Neuberger Berman,
                                        1999 to December
                                        2005; formerly,
                                        Principal, Neuberger
                                        Berman, 1997 to 1999;
                                        formerly, Senior Vice
                                        President, NB
                                        Management, 1996 to
                                        1999.
---------------------------------------------------------------------------------------------------------------



(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Neuberger Berman.

Information About the Officers of the Trust
-------------------------------------------


NAME, AGE, AND ADDRESS (1)  POSITION AND LENGTH OF     PRINCIPAL OCCUPATION(S)(3)
--------------------------  -----------------------    ---------------------------
                                TIME SERVED (2)
                                ---------------
Andrew B. Allard (45)        Anti-Money Laundering   Senior Vice President,
                           Compliance Officer since  Neuberger Berman since 2006;
                                     2002            Deputy General Counsel,
                                                     Neuberger Berman since 2004;
                                                     formerly, Vice President,
                                                     Neuberger Berman, 2000 to
                                                     2006; formerly, Associate
                                                     General Counsel, Neuberger
                                                     Berman, 1999 to 2004;
                                                     formerly, Associate General
                                                     Counsel, NB Management, 1994
                                                     to 1999; Anti-Money Laundering
                                                     Compliance Officer, fifteen
                                                     registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (seven since 2002, three since
                                                     2003, four since 2004 and one
                                                     since 2005) and one registered
                                                     investment company for which
                                                     Lehman Brothers Asset Management
                                                     Inc. acts as investment adviser
                                                     (since 2006).

Michael J. Bradler (36)       Assistant Treasurer    Vice President, Neuberger
                                  since 2005         Berman since 2006; Employee,
                                                     NB Management since 1997;
                                                     Assistant Treasurer, fifteen
                                                     registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (fifteen since 2005) and one
                                                     registered investment company
                                                     for which Lehman Brothers Asset
                                                     Management Inc. acts as investment
                                                     adviser (since 2006).

Claudia A. Brandon (49)      Secretary since 1985    Vice President-Mutual Fund
                                                     Board Relations, NB Management
                                                     since 2000 and Assistant
                                                     Secretary since 2004; Vice
                                                     President, Neuberger Berman
                                                     since 2002 and Employee since
                                                     1999; formerly, Vice
                                                     President, NB Management, 1986
                                                     to 1999; Secretary, fifteen
                                                     registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (three since 2000, four since
                                                     2002, three since 2003, four
                                                     since 2004 and one since 2005)
                                                     and one registered investment
                                                     company for which Lehman Brothers
                                                     Asset Management Inc. acts as
                                                     investment adviser (since 2006).

Robert Conti (50)          Vice President since 2000 Senior Vice President,
                                                     Neuberger Berman since 2003;
                                                     formerly, Vice President,
                                                     Neuberger Berman, 1999 to
                                                     2003; Senior Vice President,
                                                     NB Management since 2000;
                                                     formerly, Controller, NB
                                                     Management, 1994 to 1996;
                                                     formerly, Treasurer, NB
                                                     Management, 1996 to 1999; Vice
                                                     President, fifteen registered
                                                     investment companies for which
                                                     NB Management acts as
                                                     investment manager and
                                                     administrator (three since
                                                     2000, four since 2002, three
                                                     since 2003, four since 2004
                                                     and one since 2005) and one
                                                     registered investment company
                                                     for which Lehman Brothers Asset
                                                     Management Inc. acts as investment
                                                     adviser (since 2006).



NAME, AGE, AND ADDRESS (1)  POSITION AND LENGTH OF     PRINCIPAL OCCUPATION(S) (3)
--------------------------  -----------------------    ---------------------------
                                TIME SERVED (2)
                                ---------------

Brian J. Gaffney (53)      Vice President since 2000  Managing Director, Neuberger
                                                      Berman since 1999; Senior Vice
                                                      President, NB Management since
                                                      2000; formerly, Vice
                                                      President, NB Management, 1997
                                                      to 1999; Vice President,
                                                      fifteen registered investment
                                                      companies for which NB
                                                      Management acts as investment
                                                      manager and administrator
                                                      (three since 2000, four since
                                                      2002, three since 2003, four
                                                      since 2004 and one since 2005)
                                                      and one registered investment
                                                      company for which Lehman Brothers
                                                      Asset Management Inc. acts as
                                                      investment adviser (since 2006).

Maxine L. Gerson (55)      Chief Legal Officer        Senior Vice President,
                           since 2005 (only for       Neuberger Berman since 2002;
                           purposes of sections 307   Deputy General Counsel and
                           and 406 of the             Assistant Secretary, Neuberger
                           Sarbanes-Oxley Act of      Berman since 2001; formerly,
                           2002)                      Vice President, Neuberger
                                                      Berman, 2001 to 2002;
                                                      formerly, Associate General
                                                      Counsel, Neuberger Berman,
                                                      2001; formerly, Counsel,
                                                      Neuberger Berman, 2000;
                                                      Secretary and General Counsel,
                                                      NB Management since 2004;
                                                      Chief Legal Officer (only for
                                                      purposes of sections 307 and 406
                                                      of the Sarbanes-Oxley Act of
                                                      2002), fifteen registered
                                                      investment companies for which NB
                                                      Management acts as investment
                                                      manager and administrator (fifteen
                                                      since 2005) and one registered
                                                      investment company for which
                                                      Lehman Brothers Asset Management
                                                      Inc. acts as investment advisor
                                                      (since 2006).

Sheila R. James (41)          Assistant Secretary    Employee, Neuberger Berman
                                  since 2002         since 1999; formerly,
                                                     Employee, NB Management, 1991
                                                     to 1999; Assistant Secretary,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (seven since 2002, three since
                                                     2003, four since 2004 and one
                                                     since 2005) and one registered
                                                     investment company for which
                                                     Lehman Brothers Asset Management
                                                     Inc. acts as investment adviser
                                                     (since 2006).

Kevin Lyons (51)              Assistant Secretary    Employee, Neuberger Berman
                                  since 2003         since 1999; formerly,
                                                     Employee, NB Management, 1993
                                                     to 1999; Assistant Secretary,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator (ten
                                                     since 2003, four since 2004
                                                     and one since 2005) and one
                                                     registered investment company
                                                     for which Lehman Brothers
                                                     Asset Management Inc. acts as
                                                     investment adviser (since 2006).

John M. McGovern (36)       Treasurer and Principal  Vice President, Neuberger
                           Financial and Accounting  Berman since 2004; Employee,
                              Officer since 2005;    NB Management since 1993;
                           prior thereto, Assistant  Treasurer and Principal
                             Treasurer since 2002    Financial and Accounting
                                                     Officer, fifteen registered
                                                     investment companies for which
                                                     NB Management acts as
                                                     investment manager and
                                                     administrator (fifteen since
                                                     2005); and one registered
                                                     investment company for which
                                                     Lehman Brothers Asset Management
                                                     Inc. acts as investment adviser
                                                     (since 2006); formerly, Assistant
                                                     Treasurer, fifteen registered
                                                     investment companies for which
                                                     NB Management acts as
                                                     investment manager and
                                                     administrator, 2002 to 2005.




NAME, AGE, AND ADDRESS (1)  POSITION AND LENGTH OF     PRINCIPAL OCCUPATION(S) (3)
--------------------------  -----------------------    ---------------------------
                                TIME SERVED (2)
                                ---------------
Frank Rosato (35)             Assistant Treasurer    Vice President, Neuberger
                                  since 2005         Berman since 2006; Employee,
                                                     NB Management since 1995;
                                                     Assistant Treasurer, fifteen
                                                     registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (fifteen since 2005) and one
                                                     registered investment company
                                                     for which Lehman Brothers Asset
                                                     Management Inc. acts as investment
                                                     adviser (since 2006).

Frederic B. Soule (60)     Vice President since 2000 Senior Vice President,
                                                     Neuberger Berman since 2003;
                                                     formerly, Vice President,
                                                     Neuberger Berman, 1999 to
                                                     2003; formerly, Vice
                                                     President, NB Management, 1995
                                                     to 1999; Vice President,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (three since 2000, four since
                                                     2002, three since 2003, four
                                                     since 2004 and one since 2005)
                                                     and one registered investment
                                                     company for which Lehman Brothers
                                                     Asset Management Inc. acts as
                                                     investment adviser (since 2006).

Chamaine Williams (35)     Chief Compliance Officer  Vice President, Lehman
                                  since 2005         Brothers Inc. since 2003;
                                                     Chief Compliance Officer,
                                                     fifteen registered investment
                                                     companies for which NB
                                                     Management acts as investment
                                                     manager and administrator
                                                     (fifteen since 2005); and one
                                                     registered investment company
                                                     for which Lehman Brothers Asset
                                                     Management Inc. acts as investment
                                                     adviser (since 2005); Chief
                                                     Compliance Officer, Lehman
                                                     Brothers Asset Management Inc.
                                                     since 2003; Chief Compliance
                                                     Officer, Lehman Brothers
                                                     Alternative Investment
                                                     Management LLC since 2003;
                                                     formerly, Vice President, UBS
                                                     Global Asset Management (US)
                                                     Inc. (formerly, Mitchell
                                                     Hutchins Asset Management, a
                                                     wholly-owned subsidiary of
                                                     PaineWebber Inc.), 1997 to 2003.


--------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Fund's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.


     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met three times.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee did not meet.


     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended August 31, 2006, the Committee met two times.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing are not readily available; (d) oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are
Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met four times.


     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2006, the Committee met two times.

     The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and Fund Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective
July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

     The following table sets forth information concerning the compensation of Fund Trustees. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/06
                          -----------------------------


                                                         Total Compensation from
                                                       Investment Companies in the
                                                            Neuberger Berman
                                       Aggregate       Fund Complex Paid to Fund
                                      Compensation     -------------------------
Name and Position with the Trust     from the Trust             Trustees
--------------------------------     --------------             --------

INDEPENDENT FUND TRUSTEES

John Cannon                              $31,190                       $109,242
Trustee

Faith Colish                             $29,489                       $102,416
Trustee

C. Anne Harvey                           $29,489                       $102,416
Trustee


                                                         Total Compensation from
                                                       Investment Companies in the
                                                            Neuberger Berman
                                       Aggregate       Fund Complex Paid to Fund
                                      Compensation     -------------------------
Name and Position with the Trust     from the Trust             Trustees
--------------------------------     --------------             --------

Barry Hirsch                             $29,489                       $102,416
Trustee

Robert A. Kavesh                         $29,489                       $102,416
Trustee

Howard A. Mileaf                         $31,190                       $109,242
Trustee

Edward I. O'Brien                        $29,489                       $102,416
Trustee

William E. Rulon                         $29,489                       $102,416
Trustee

Cornelius T. Ryan                        $32,613                       $114,133
Trustee

Tom Decker Seip                          $33,648                       $119,032
Trustee

Candace L. Straight                      $29,489                       $102,416

Trustee

Peter P. Trapp                           $31,557                       $109,242
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                $0                            $0
Trustee

Peter E. Sundman                              $0                            $0
Trustee


     As the Fund was not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Ownership of Securities
-----------------------

     As of the date of this SAI, the Fund was new and had not yet issued any shares.

     The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family.

--------------------------------------------------------------------------------
                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                            REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE             IN FAMILY OF INVESTMENT COMPANIES*
------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------
John Cannon                                                     Over $100,000
------------------------------------------------------------------------------
Faith Colish                                                    Over $100,000
------------------------------------------------------------------------------
C. Anne Harvey                                               $50,001-$100,000
------------------------------------------------------------------------------
Barry Hirsch                                                  $10,001-$50,000
------------------------------------------------------------------------------
Robert A. Kavesh                                              $10,001-$50,000
------------------------------------------------------------------------------
Howard A. Mileaf                                                Over $100,000
------------------------------------------------------------------------------
Edward I. O'Brien                                               Over $100,000
------------------------------------------------------------------------------
William E. Rulon                                                   $1-$10,000
------------------------------------------------------------------------------
Cornelius T. Ryan                                            $50,001-$100,000
------------------------------------------------------------------------------
Tom Decker Seip                                                 Over $100,000
------------------------------------------------------------------------------
Candace L. Straight                                             Over $100,000
------------------------------------------------------------------------------
Peter P. Trapp                                               $50,001-$100,000
------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------
Jack L. Rivkin                                                $10,001-$50,000
------------------------------------------------------------------------------
Peter E. Sundman                                                Over $100,000
------------------------------------------------------------------------------
    * Valuation as of December 31, 2005.


INDEPENDENT FUND TRUSTEES OWNERSHIP OF SECURITIES

     No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------


     NB Management  serves as the  investment  manager to the Fund pursuant to a
management  agreement  with the  Trust   dated  November  3,  2003  ("Management
Agreement").


     The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund.

     NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.


     NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to two administration agreements with the Trust, dated July 25, 2006 and June 13, 2005 for the Trust Class and Institutional Class, respectively (each an "Administration Agreement"). For such administrative services, each Class of the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.


     Under the Administration Agreement for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third-party investment providers, such as brokers, banks, or pension administrators ("Institutions"). NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or Institutions in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the Institutions solicit and gather shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.


     NB Management enters into administrative services agreements with third parties, including investment providers, pursuant to which it compensates such third parties for accounting, recordkeeping and other services that they provide in connection with investments in the Fund.


     From time to time, the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

     Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Fund intends to contract with Institutions for only those services they may legally provide. If, due to a change in laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management or the Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or its shareholders adversely.

Management and Administration Fees
----------------------------------

     For investment management services, the Fund pays NB Management a fee at the annual rate of 0.550% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of average daily net assets in excess of $4 billion.

     For administrative services, the Trust Class and the Institutional Class of the Fund pays NB Management a fee at the annual rate of 0.40% and 0.15%, respectively, of the Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Fund Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract to third parties, including investment providers some of its responsibilities to the Fund under the Administration Agreement and may compensate such third party that provides such services. In addition, the Fund may compensate such third parties for accounting and other services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Trust Class of the Fund; see "Distribution Arrangements," below.)

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to the Fund, the appropriateness of any such undertaking is determined on a class-by-class basis.

Institutional Class
-------------------

     NB Management has contractually undertaken to waive fees or reimburse the Institutional Class of the Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 0.90% per annum of the Institutional Class' average daily net assets. This undertaking lasts until August 31, 2009. The Fund's Institutional Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.90% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

Trust Class
-----------

     NB Management has contractually undertaken to waive fees or reimburse the Trust Class of the Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.10% per annum of the Trust Class' average daily net assets. This undertaking lasts until August 31, 2009. The Fund's Trust Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.10% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

All Classes
-----------

     The Management Agreement continues until October 31, 2007. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues until October 31, 2006. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

     The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

     NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Fund pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement").

     The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB

Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

     The Sub-Advisory Agreement continues until October 31, 2007 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to the Fund if they are assigned or if the Management Agreement terminates with respect to the Fund.

     Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Portfolio Manager Information
-----------------------------

      Other Accounts Managed
      ----------------------

     Jon D. Brorson, David H. Burshtan, Kristina Kalebich, Kenneth J. Turek and John J. Zielinski are each a Portfolio Manager of the Fund that has day-to-day management responsibility as of September 1, 2006.

     The table below describes the other accounts for which each Portfolio Manager has day-to-day management responsibility as of June 30, 2006.

                                                  NUMBER OF ACCOUNTS     ASSETS MANAGED FOR
                     NUMBER OF   TOTAL ASSETS      MANAGED FOR WHICH    WHICH ADVISORY FEE IS
                     ACCOUNTS      MANAGED        ADVISORY FEE IS       PERFORMANCE-BASED
  TYPE OF ACCOUNT     MANAGED   ($ MILLIONS)      PERFORMANCE-BASED        ($ MILLIONS)
JON D. BRORSON

Registered Investment   5        $1,312                 -                       -
Companies*

Other Pooled Investment
Vehicles                -            -                  -                       -

Other Accounts**        30         $840                 -                       -

DAVID H. BURSHTAN

Registered Investment
Companies*              1           $55                 -                       -

Other Pooled Investment
Vehicles                -            -                  -                       -

Other Accounts**        4           $87                 -                       -

KRISTINA KALEBICH

Registered Investment
Companies*              5         $1,312                -                       -

Other Pooled Investment
Vehicles                -            -                  -                       -

Other Accounts**        30         $840                 -                       -

KENNETH J. TUREK

Registered Investment
Companies*              3         $1,247                -                       -

Other Pooled Investment
Vehicles                -            -                  -                       -

Other Accounts**        25         $749                 -                       -

JOHN J. ZIELINSKI

Registered Investment
Companies*              1           $10                 -                       -

Other Pooled Investment
Vehicles                -            -                  -                       -

Other Accounts**        1            $4                 -                       -


*Registered Investment Companies include: Mutual Funds.
**Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts (WRAP).

      Conflicts of Interest
      ---------------------


     Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NB Management, Neuberger Berman and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.


     Compensation
     ------------

     A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

     NB Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

     In  addition,   there  are  additional  stock  and  option  award  programs available.

     NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

      Ownership of Securities
      -----------------------

     As of the date of this SAI, the Fund was new and had not yet issued any shares.

Investment Companies Managed
----------------------------

     As of December 31, 2005, the investment companies managed by NB Management had aggregate net assets of approximately $32.5 billion. At that date, NB Management served as investment manager of the following investment companies:

                                                                   Approximate
                                                                 Net Assets at
Name                                                         December 31, 2005
----                                                         -----------------

National Municipal Money Fund.....................................$200,000,010
Neuberger Berman Cash Reserves....................................$485,037,514
Neuberger Berman Government Money Fund............................$345,418,424
Neuberger Berman High Income Bond Fund............................$718,594,320
Lehman Brothers Core Bond Fund.....................................$74,844,999
Lehman Brothers Municipal Money Fund..............................$549,239,538
Lehman Brothers New York Municipal Money Fund.....................$100,000,010
Neuberger Berman Limited Maturity Bond Fund.......................$168,896,013
Neuberger Berman Municipal Securities Trust........................$33,794,361
Neuberger Berman Strategic Income Fund.............................$24,843,484
Tax-Free Money Fund...............................................$400,000,010
Neuberger Berman Century Fund......................................$10,654,095
Neuberger Berman Fasciano Fund....................................$551,036,534
Neuberger Berman Focus Fund.....................................$1,274,540,064
Neuberger Berman Genesis Fund..................................$11,401,947,862
Neuberger Berman Guardian Fund..................................$1,597,621,128
Neuberger Berman International Fund.............................$1,106,888,777
Neuberger Berman International Institutional Fund.................$174,192,576
Neuberger Berman Manhattan Fund...................................$359,824,631
Neuberger Berman Millennium Fund...................................$55,534,491
Neuberger Berman Partners Fund..................................$2,981,981,082
Neuberger Berman Real Estate Fund..................................$47,193,989
Neuberger Berman Regency Fund.....................................$157,074,388

                                                                   Approximate
                                                                 Net Assets at
Name                                                         December 31, 2005
----                                                         -----------------

Neuberger Berman Socially Responsive Fund.........................$539,777,741
Neuberger Berman Advisers Management Trust......................$2,477,302,428
Neuberger Berman Intermediate Municipal Fund Inc..................$485,828,721
Neuberger Berman California Intermediate Municipal Fund Inc.......$159,766,066
Neuberger Berman New York Intermediate Municipal Fund Inc.........$129,176,653
Neuberger Berman Real Estate Income Fund Inc......................$144,708,907
Neuberger Berman Realty Income Fund Inc...........................$820,794,596
Neuberger Berman Real Estate Securities Income Fund Inc...........$797,950,554
Neuberger Berman Income Opportunity Fund Inc......................$416,804,093
Neuberger Berman Dividend Advantage Fund Inc. ....................$179,585,351
Institutional Liquidity Portfolio...............................$2,126,828,567
Prime Portfolio.................................................$1,860,550,502

     The investment decisions concerning the Fund and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the Funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Fund, NB Management and Neuberger Berman, LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Fund Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund's Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

     Neuberger Berman and NB Management are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

     Lehman Brothers Holding Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                            DISTRIBUTION ARRANGEMENTS

     The Fund offers two classes of shares, known as Institutional Class shares and Trust Class shares.

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Institutional and Trust Class shares are offered on a no-load basis.

     In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

     The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

     From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of shares of a certain Class.

     The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to Institutional Class shares of the Fund, and a Distribution and Services Agreement ("Distribution Agreements") with respect to Trust Class shares of the Fund. The Distribution Agreements continue until October 31, 2006. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

Distribution Plan (Trust Class Only)
------------------------------------

     The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Trust Class of the Fund. The Plan provides that the Fund will compensate NB Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Fund. Under the Plan, NB Management receives from the Trust Class of the Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of the Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

     The Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made.

     Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a
reasonable   likelihood   that  the  Plan  will   benefit  the  Fund  and  their
shareholders. To the extent the Plan allows the Fund to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

     The Plan continues until October 31, 2006. The Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Trust Class of the Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. The Plan is terminable with respect to the Trust Class of the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

     From time to time, the Fund may be closed to new investors. Because the Plan for the Trust Class shares of the Fund pays for ongoing shareholder and account services, the Board may determine that it is appropriate for the Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------


     The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Class of the Fund is calculated by subtracting total liabilities of that Class from total assets attributable to that Class (the market value of the securities the Fund holds plus cash and other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that Class and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

     The Fund values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day.

     The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.


     If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Fund Trustees have authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

     If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

     The Fund's Institutional and Trust Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

     Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                         ADDITIONAL EXCHANGE INFORMATION

     As more  fully  set  forth  in the  section  of the  Prospectuses  entitled
"Maintaining Your Account," if shareholders purchased a Fund's Advisor, Institutional, Investor, Neuberger Berman Investor, or Trust Class shares directly, they may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met (for purposes of the exchange privilege, Neuberger Berman Investor Class and Investor Class are considered in the same class). Investor Class and Neuberger Berman Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class and Neuberger Berman Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

     Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Advisor, Trust, or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for Lehman Brothers Institutional Class shareholders, Strategic Income Fund Institutional Class shareholders, International Institutional Fund shareholders, or Genesis Fund Institutional Class shareholders.

     Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

EQUITY FUNDS
------------

   Neuberger Berman All Cap         Seeks growth of capital.  Invests  mainly in
   Growth Fund                      common   stocks   of   small-,   mid-,   and
                                    large-capitalization   companies,  which  it
                                    defines  as  those   with  a  total   market
                                    capitalization     within     the     market
                                    capitalization  range  of the  Russell  3000
                                    Index.  The  Portfolio   Managers  employ  a
                                    disciplined    investment    strategy   when
                                    selecting   growth   stocks,   looking   for
                                    fast-growing companies with above average sales and competitive returns on equity relative to their peers.

   Neuberger Berman                 Seeks long-term growth of capital;  dividend
   Century Fund                     income is a secondary  goal.  Invests mainly
                                    in common stocks of large-capitalization companies. The Portfolio Manager seeks to buy companies with strong historical and prospective earnings growth.

   Neuberger Berman                 Seeks   long-term   capital   growth.    The
   Fasciano Fund                    Portfolio   Manager   also  may  consider  a
                                    company's  potential  for  income  prior  to
                                    selecting it for the Fund.  The Fund invests
                                    mainly in the  common  stocks  of  small-cap
                                    companies,  I.E.,  those with a total market
                                    value of no more  than $1.5  billion  at the
                                    time  the Fund  first  invests  in them.  In
                                    selecting   companies   that  the  Portfolio
                                    Manager believes may have greater  potential
                                    to  appreciate   in  price,   the  Portfolio
                                    Manager will invest the Fund in smaller companies that are under-followed by major
                                    Wall Street brokerage houses and large asset management firms.

   Neuberger Berman                 Seeks long-term  growth of capital.  Invests
   Focus Fund                       mainly in  common  stocks  selected  from 13
                                    multi-industry sectors of the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy, and may invest 50% or more of its assets in any one sector.

   Neuberger Berman                 Seeks growth of capital.  Invests  mainly in
   Genesis Fund                     stocks  of   companies   with  small  market
                                    capitalizations  (no more than $1.5  billion
   (This Fund is closed to new      at the time of the Fund's  investment).  The
   investors.)                      Portfolio Managers seek to buy the stocks of
                                    undervalued companies whose current product lines and balance sheets are strong.

EQUITY FUNDS
------------

   Neuberger Berman                 Seeks   long-term   growth  of  capital  and
   Guardian Fund                    secondarily,  current income. Invests mainly
                                    in stocks of mid- to large-capitalization companies that are well positioned and are undervalued in the market.


   Neuberger Berman                 Seeks  long-term  capital   appreciation  by
   International Fund               investing primarily in foreign stocks of any
                                    capitalization,  both in developed economies
                                    and  in  emerging  markets.   The  Portfolio
   (This Fund is closed to new      Managers  seek   undervalued   companies  in
   investors.)                      countries with strong potential for growth.

   Neuberger Berman International   Seeks  long-term  capital   appreciation  by
   Institutional Fund               investing primarily in foreign stocks of any
                                    capitalization,  both in developed economies
                                    and  in  emerging  markets.   The  Portfolio
   (This Fund is closed to new      Managers  seek   undervalued   companies  in
   investors.)                      countries with strong potential for growth.


   Neuberger Berman                 Seeks  long-term  capital   appreciation  by
   International Large Cap Fund     investing  primarily  in  common  stocks  of
                                    foreign   companies,   both   in   developed
                                    economies  and  in  emerging  markets.   The
                                    Portfolio    Managers    seek    undervalued
                                    companies in countries with strong potential for growth.


   Neuberger Berman                 Seeks   growth  of   capital.   Invests   in
   Manhattan Fund                   securities  believed  to  have  the  maximum
                                    potential     for     long-term      capital
                                    appreciation.    Portfolio   Managers   seek
                                    fast-growing  companies  with above  average
                                    sales  and  competitive  returns  on  equity
                                    relative   to  their   peers.   Factors   in
                                    identifying    these   firms   may   include
                                    financial   strength,   a  strong   position
                                    relative to competitors and strong earnings growth relative to competitors.


   Neuberger Berman                 Seeks growth of capital by investing  mainly
   Millennium Fund                  in  common  stocks  of  small-capitalization
                                    companies,  which it defines as those with a
                                    total  market  value  of  no  more  than  $2
                                    billion at the time of  initial  investment.
                                    The   Portfolio   Managers   take  a  growth
                                    approach  to stock  selection,  looking  for
                                    fast growing  companies  with above  average
                                    sales  and  competitive  returns  on  equity
                                    relative   to  their   peers.   Factors   in
                                    identifying    these   firms   may   include
                                    financial   strength,   a  strong   position
                                    relative to competitors and strong earnings growth relative to competitors.

EQUITY FUNDS
------------

   Neuberger Berman                 Seeks  capital  growth  through an  approach
   Partners Fund                    that is intended to  increase  capital  with
                                    reasonable risk. The Portfolio Manager looks at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

   Neuberger Berman                 Seeks total  return  through  investment  in
   Real Estate Fund                 real  estate  securities,  emphasizing  both
                                    capital appreciation and current income.

   Neuberger Berman                 Seeks   growth  of  capital   by   investing
   Regency Fund                     primarily in common stocks of  mid-capitali-
                                    zation companies which the Portfolio Manager believes have solid fundamentals.

   Neuberger Berman                 Seeks   long-term   growth  of   capital  by
   Socially Responsive Fund         investing   primarily   in   securities   of
                                    companies that meet the Fund's financial criteria and social policy.


INCOME FUNDS
------------

   Neuberger Berman                 A money  market  fund  seeking  the  highest
   Cash Reserves                    available  current  income  consistent  with
                                    safety and  liquidity.  The Fund  invests in
                                    high-quality money market  instruments.  The
                                    Fund may also  engage in reverse  repurchase
                                    agreements and securities  lending. It seeks
                                    to   maintain   a  constant   purchase   and
                                    redemption price of $1.00.

   Neuberger Berman                 A U.S.  Government money market fund seeking
   Government Money Fund            maximum safety and liquidity and the highest
                                    available  current income.  The Fund invests
                                    in  securities  issued or  guaranteed  as to
                                    principal    or   interest   by   the   U.S.
                                    Government,       its      agencies      and
                                    instrumentalities  and repurchase agreements
                                    on such securities. The Fund may also engage
                                    in   reverse   repurchase   agreements   and
                                    securities lending. It seeks to maintain a constant purchase and redemption price of $1.00.

INCOME FUNDS
------------

   Neuberger Berman                 Seeks high  total  returns  consistent  with
   High Income Bond Fund            capital  preservation.   The  Fund  normally
                                    invests primarily in a diversified portfolio
                                    of   U.S.   intermediate-term,    high-yield
                                    corporate bonds, including those sometimes known as "junk" bonds.

   Lehman Brothers                  Seeks to  maximize  total  return  through a
   Core Bond Fund                   combination    of   income    and    capital
                                    appreciation.  The Fund normally  invests in
                                    high   quality   fixed-income    securities.
                                    Corporate  bonds,  commercial paper or bonds
                                    secured  by assets  such as home  mortgages,
                                    generally,  must at least  be an A*/;  bonds
                                    issued  by  the  U.S.   Government   or  its
                                    agencies are considered high quality.

   Neuberger Berman                 Seeks the highest current income  consistent
   Limited Maturity Bond Fund       with low  risk to  principal  and  liquidity
                                    and,  secondarily,  total  return.  The Fund
                                    invests   in  debt   securities,   primarily
                                    investment   grade;    maximum   10%   below
                                    investment  grade,  but no lower  than  B.*/
                                    Maximum average duration of four years.


MUNICIPAL FUNDS
---------------

   Neuberger Berman                 Seeks high  current  tax-exempt  income with
   Municipal Securities Trust       low  risk  to   principal,   limited   price
                                    fluctuation, and liquidity and, secondarily, total return. The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

   National Municipal Money Fund    Seeks the highest  available  current income
                                    exempt  from  federal  income  tax  that  is
                                    consistent  with safety and  liquidity.  The
                                    Fund  normally  invests  at least 80% of its
                                    net  assets  in   high-quality,   short-term
                                    securities from municipal issuers around the country. The Fund seeks to maintain a stable
                                    $1.00 share price.

   Lehman Brothers Municipal        A money  market  fund  seeking  the  maximum
   Money Fund                       current  income  exempt from federal  income
                                    tax,  consistent  with safety and liquidity.
                                    The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

MUNICIPAL FUNDS
---------------

   Lehman Brothers New York         A money  market  fund  seeking  the  highest
   Municipal Money Fund             available current income exempt from federal
                                    income  tax and New York  State and New York
                                    City   personal   income   taxes   that   is
                                    consistent  with safety and  liquidity.  The
                                    Fund  normally  invests  at least 80% of its
                                    net  assets  in   high-quality,   short-term
                                    municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price.

   Tax-Free Money Fund              Seeks the highest  available  current income
                                    exempt from  federal  income tax and, to the
                                    extent    possible,    from   the    federal
                                    alternative  minimum tax, that is consistent
                                    with safety and liquidity. The Fund normally
                                    invests  at least  80% of its net  assets in
                                    high-quality,      short-term      municipal
                                    securities. The Fund also normally invests at least 80% of its net assets in securities the interest on which is not a preference item for federal alternative minimum tax purposes. The Fund seeks to maintain a stable $1.00 share price.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

     Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that NATIONAL Municipal Money Fund, Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK Municipal Money Fund, or TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced Funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

     Each of the Funds, except Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds, may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman INTERNATIONAL LARGE CAP and Neuberger Berman REAL ESTATE Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Fund will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

     o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

     o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

     The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value (All Classes)" above. The Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS


     The Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions it earns or realizes. Capital gain realization is one factor that a Portfolio Manager may consider in deciding when to sell a security. The Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Fund's NAV until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


     The  Fund  normally  pays  dividends   from  net   investment   income  and
distributions of net realized capital and foreign currency gains, if any, once annually, in December.


     The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Trust Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.


     A cash election with respect to the Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver the Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.


                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------


     To qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies, and (ii) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs. If the Fund (as noted above under "Investment Information -- Cash Management and Temporary Defensive Positions") invests cash collateral received in connection with securities lending in an unregistered fund, the Fund generally will be treated as (x) owning a proportionate share of the unregistered fund's assets for purposes of determining the Fund's compliance with the foregoing diversification requirements and certain other provisions (including the provision that permits it to enable its shareholders to get the benefit of foreign taxes it pays, as described below) and (y) being entitled to the income on that share for purposes of determining whether it satisfies the Income Requirement.


     If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" (as described in each Prospectuses) ("QDI") would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

     Dividends and interest the Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on QDI.

     If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

     Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so.

     The Fund's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

     Exchange-traded futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Code), certain foreign currency contracts, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") in which the Fund may invest are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

     If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Taxation of the Fund's Shareholders
-----------------------------------

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     The Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

     Dividends the Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The 2004 Act, however, created two categories of dividends, "short-term capital gain dividends" and "interest-related dividends," that, if properly designated by the Fund, will be exempt from that tax. "Interest-related dividends" are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to the excess of net short-term capital gain over net long-term capital loss, computed with certain adjustments. The exemption from withholding tax will apply to short-term capital gain and interest-related dividends the Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.

     As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.


                                FUND TRANSACTIONS

     Neuberger Berman and Lehman Brothers act as principal brokers for the Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). This means the Fund trades may be executed by Neuberger Berman or Lehman Brothers where Neuberger Berman or Lehman Brothers is capable of providing best execution. In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.

     The Fund may, from time to time, loan portfolio securities to Neuberger Berman, Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

     The use of Neuberger Berman and Lehman Brothers as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Fund are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

     To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Fund participates in.

     The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

     In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

     A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

Commission Recapture Program and Expense Offset Arrangement
-----------------------------------------------------------

     The Fund is eligible to participate in a commission recapture program with Citigroup Global Markets Inc., which enables the Fund to recoup a portion of the commissions it pays to a broker that is not a related party of the Fund by redirecting these commissions to pay for some of its operational expenses. Expenses paid through this program may include costs of custodial, transfer agency or accounting services.


     The Fund also has an expense offset arrangement in connection with its custodian contract.


Portfolio Turnover
------------------

     The Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Proxy Voting
------------

     The Board of Trustees has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Fund's portfolio. Under this authority, Neuberger Berman is required by the Board of Trustees to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Board of Trustees permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

     Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

     In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.


                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Fund prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").


     NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Fund's President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests

Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.


Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the Fund's President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     Neither the Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to a Code of Ethics adopted by the Fund, NB Management and Neuberger Berman ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund's shareholders. The Code also prohibits any person associated with the Fund, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As

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

custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with the Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     SECURITIES LENDING AGENT. The Fund may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUND. The Fund may also disclose portfolio holdings information prior to their being made public to its independent registered public accounting firm, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Fund who require access to this information to fulfill their duties to the Fund. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     RATING, RANKING AND RESEARCH AGENCIES. The Fund will send its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund will provide its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. The Fund also will provide its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by the Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                             REPORTS TO SHAREHOLDERS

     Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

     The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has fourteen separate operating series. The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.


                          CUSTODIAN AND TRANSFER AGENT

     The Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Fund has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, as the independent registered public accounting firm that will audit its financial statements.



                                  LEGAL COUNSEL


     The Trust has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, NW, Washington, DC 20006-1600, as its legal counsel.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The Fund has not yet commenced operations as of the date of this SAI and therefore had no beneficial and record owners of more than five percent of the Fund.


                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

     Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                                                      APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

      S&P CORPORATE BOND RATINGS:
      --------------------------

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being -- paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.



      MOODY'S CORPORATE BOND RATINGS:
      ------------------------------

            Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


      S&P COMMERCIAL PAPER RATINGS:
      ----------------------------

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

MOODY'S COMMERCIAL PAPER RATINGS:
--------------------------------

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

             -    Leading market positions in well-established industries.

             -    High rates of return on funds employed.

             - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

             - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

             - Well-established access to a range of financial markets and assured sources of alternate liquidity.